Document And Entity Information	Apr. 08, 2022
Document Information [Line Items]
Entity, Registrant Name	Cable One, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K/A
Document, Period End Date	Apr. 08, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36863
Entity, Tax Identification Number	13-3060083
Entity, Address, Address Line One	210 E. Earll Drive
Entity, Address, City or Town	Phoenix
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-08-22
Amendment Flag	true
Entity, Central Index Key	0001632127